ACQUISITION OF BUSINESSES - Industrial Operations - Clarios (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Goodwill		$ 5,244	$ 5,218
Industrials
Disclosure of detailed information about business combination [line items]
Goodwill		$ 2,234	$ 2,234
Clarios Global LP | Industrials
Disclosure of detailed information about business combination [line items]
Economic interest prior to syndication to institutional partners		28.00%	28.00%
Proportion of voting rights held in subsidiary		100.00%	100.00%
Clarios Global LP | Industrials | Clarios Global LP
Disclosure of detailed information about business combination [line items]
Economic interest prior to syndication to institutional partners	29.00%
Consideration transferred, acquisition-date fair value	$ 3,732
Proportion of voting rights held in subsidiary	100.00%
Acquisition-related costs	$ 41
Goodwill	1,750
Goodwill expected to be deductible for tax purposes	20
Identifiable intangible assets recognised as of acquisition date	$ 6,550
Revenue of acquiree since acquisition date		$ 1,668
Net loss of acquiree since acquisition date		$ 89
Revenue of acquiree as if combination occurred at beginning of period			$ 2,414
Net loss of acquiree as if combination occurred at beginning of period			$ 21